ALLOWANCE FOR LOAN LOSSES (Detail Textuals) (Loans Receivable, USD $)	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Financing Receivable, Modifications [Line Items]
Amount of troubled debt restructurings	$ 6,000,000	$ 6,000,000
One-to four Family Residential
Financing Receivable, Modifications [Line Items]
Number of contracts	31	30
Amount of troubled debt restructurings	3,400,000	3,800,000
Maximum amount of troubled debt restructurings	546,000	560,000
Commercial loans
Financing Receivable, Modifications [Line Items]
Number of contracts	5	3
Amount of troubled debt restructurings	$ 2,600,000	$ 2,200,000